Investment Securities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Tax Equivalent Interest Adjustment	$ 3,900,000
Other than Temporary Impairment Losses, Investments	0	$ 0	$ 0
Amortized cost of securities available-for-sale	1,098,320,000	1,262,761,000
Available-for-sale Securities, Gross Realized Gains	1,821,000
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	357,197,000	259,833,000
Federal home loan bank stock	50,100,000	50,086,000
Federal reserve bank stock	$ 8,200,000	8,226,000
Investment Securities average remaining life	4 years 4 months 17 days
Money pledged for government and trust department deposits	$ 317,000,000	343,000,000
Money pledged to secure repurchase agreements	215,000,000	569,000,000
Money Pledged as Collateral for FHLB Advance Borrowings	$ 25,000,000	25,000,000
Schedule of Repurchase Agreement Counterparties with Whom Repurchase Agreements Exceed 10 Percent of Stockholders' Equity [Table Text Block]	0
Percentage of amount greater than shareholder's equity	10.00%
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)			$ 88,000
percent of held to securities sold paid down			97.80%
Equity investments	$ 3,500,000	3,500,000
Securities sold at a gain [Member]
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	$ 444,000	0
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)			$ 3,056,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	$ 852,645,000	991,642,000
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	56,785,000	$ 71,211,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	455,300,000
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	0
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	397,300,000
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	$ 56,800,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term	3 months
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term	2 years 6 months